Variable Interest Entities (Details Textual)	12 Months Ended
	Sep. 30, 2016	Oct. 27, 2009
Variable Interest Entities [Abstract]
Equity method owned, Percentage		50.00%
Exclusive option agreement termination period	30 days
Description of variable interest entity
The management believes Schedule I (Condensed Financial Information of Registrant) is not required because the amount of restricted net assets of our PRC subsidiaries and VIE’s as a result of the statutory reserve required to be maintained was $2.1 million or 10% of the Company’s total consolidated net assets as of September 30, 2016, which is less than 25%.

Description of Company's subsidiary and VIE regulations	In accordance with the laws applicable to China's Foreign-Invested Enterprises ("FIEs"), its subsidiaries have to make appropriations from its after-tax profit (as determined under Generally Accepted Accounting Principles in the PRC ("PRC GAAP") to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. General reserve fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation of the other two reserve funds is at the Company's discretion. At the same time, the Company's VIE, in accordance with the China Company Laws, must make appropriations from its after-tax profit (as determined under the PRC Generally Accepted Accounting Principles, or the PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. Statutory surplus fund is at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. General reserve fund and statutory surplus fund are restricted for setting off against losses, expansion of production and operation or increase in registered capital of the respective company. As a result of these PRC laws and regulations, the general reserve, statutory surplus and registered capital of PRC subsidiaries and VIE are restricted in terms of being transferred to the Company either in the form of dividends, loans or advances. The amount of such restricted net assets for all PRC subsidiaries and VIE's was $2.1 million or 10% of the Company's total consolidated net assets as of September 30, 2016.